Basis of preparation and accounting policies (Details)	12 Months Ended
	Dec. 31, 2025 $ / ¥	Dec. 31, 2025 $ / ¥ $ / $	Dec. 31, 2025 $ / ₨ $ / ¥	Dec. 31, 2025 $ / ¥ $ / Rp	Dec. 31, 2025 $ / ¥ $ / RM	Dec. 31, 2025 $ / ¥ $ / $	Dec. 31, 2025 $ / ¥ $ / $	Dec. 31, 2025 $ / ¥ $ / ฿	Dec. 31, 2025 $ / £ $ / ¥	Dec. 31, 2025 $ / ¥ $ / ₫	Dec. 31, 2024 $ / ¥	Dec. 31, 2024 $ / ¥ $ / $	Dec. 31, 2024 $ / ₨ $ / ¥	Dec. 31, 2024 $ / Rp $ / ¥	Dec. 31, 2024 $ / RM $ / ¥	Dec. 31, 2024 $ / ¥ $ / $	Dec. 31, 2024 $ / $ $ / ¥	Dec. 31, 2024 $ / ¥ $ / ฿	Dec. 31, 2024 $ / £ $ / ¥	Dec. 31, 2024 $ / ₫ $ / ¥	Dec. 31, 2023 $ / ¥	Dec. 31, 2023 $ / $	Dec. 31, 2023 $ / ₨	Dec. 31, 2023 $ / Rp	Dec. 31, 2023 $ / RM	Dec. 31, 2023 $ / $	Dec. 31, 2023 $ / $	Dec. 31, 2023 $ / ฿	Dec. 31, 2023 $ / £	Dec. 31, 2023 $ / ₫	Dec. 31, 2025 $ / $	Dec. 31, 2025 $ / ₨	Dec. 31, 2025 $ / Rp	Dec. 31, 2025 $ / RM	Dec. 31, 2025 $ / $	Dec. 31, 2025 $ / $	Dec. 31, 2025 $ / ฿	Dec. 31, 2025 $ / £	Dec. 31, 2025 $ / ₫	Dec. 31, 2024 $ / $	Dec. 31, 2024 $ / ₨	Dec. 31, 2024 $ / Rp	Dec. 31, 2024 $ / RM	Dec. 31, 2024 $ / $	Dec. 31, 2024 $ / $	Dec. 31, 2024 $ / ฿	Dec. 31, 2024 $ / £	Dec. 31, 2024 $ / ₫
Basis of preparation and accounting policies [Abstract]
Closing rate	6.99	6.99	6.99	6.99	6.99	6.99	6.99	6.99	6.99	6.99	7.30	7.30	7.30	7.30	7.30	7.30	7.30	7.30	7.30	7.30											7.78	89.88	16,675	4.06	1.29	31.42	31.49	0.74	26,300	7.77	85.61	16,095	4.47	1.36	32.78	34.24	0.80	25,485
Average rate	7.19	7.80	87.17	16,462.13	4.28	1.31	31.16	32.87	0.76	26,008.8	7.20	7.80	83.67	15,844.88	4.58	1.34	32.12	35.29	0.78	25,057.63	7.09	7.83	82.60	15,230.82	4.56	1.34	31.17	34.80	0.80	23,835.92